Other Income and Expenses, Net - Summary of Other Income and Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Income And Expenses [line items]
Pension and medical benefits-retirees	$ (527)	$ (509)	$ (1,070)	$ (1,074)
Unscheduled stoppages and pre-operating expenses	(387)	(277)	(709)	(516)
Gains / (losses) related to legal, administrative and arbitration proceedings	(212)	(429)	(566)	(798)
Gains/(losses) with Commodities Derivatives	(153)	(340)	(378)	(559)
Profit sharing	(21)	(180)	(25)	(319)
Impairment	(27)	49	(20)	31
Institutional relations and cultural projects	(32)	(40)	(72)	(72)
Operating expenses with thermoelectric power plants	(39)	(25)	(73)	(51)
Health, safety and environment	(16)	(16)	(33)	(41)
Allowance for impairment of other receivables	(16)	(16)	(12)	(23)
Reclassification of cumulative translation adjustments-CTA			(34)
Variable compensation program	(106)		(205)
Government grants	30	17	58	41
Gains / (losses) on disposal/write-offs of assets	4,859	(318)	5,042	687
Expenses/Reimbursements from E&P partnership operations	46	79	96	135
Amounts recovered from Lava Jato investigation	79		79
Voluntary Separation Incentive Plan-PDV	(85)	1	(85)	1
Gain on remeasurement of investment retained with loss of control	546		546
Equalization of expenses-Production Individualization Agreements	(9)		(9)
Ship/Take or Pay agreements	47	14	47	17
Others	(170)	93	(82)	118
Total	3,989	(1,741)	2,862	(2,094)
Related to retirees [member]
Other Income And Expenses [line items]
Pension and medical benefits-retirees	$ (345)	$ (353)	$ (703)	$ (745)